Schedule of lease cost (Details)	6 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Oct. 31, 2024 SGD ($)
Leases
Operating lease expense	$ 63,571	$ 82,720	$ 70,281